Document and Entity Information	Dec. 20, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001865377
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 20, 2022
Entity Registrant Name	ARGUS CAPITAL CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40827
Entity Tax Identification Number	86-3426828
Entity Address, Address Line One	3 Columbus Circle
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	812-7702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-half of one redeemable Warrant
Trading Symbol	ARGUU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 par value
Trading Symbol	ARGU
Security Exchange Name	NASDAQ
Redeemable Warrants Each Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each Warrant exercisable for one share of Class A Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	ARGUW
Security Exchange Name	NASDAQ